UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5126
Seligman New Jersey Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)
50606 Ameriprise Financial Center
Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)
Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 850-1864
Date of fiscal year end: 9/30
Date of reporting period: 3/31/09

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.
The semi-annual report of Seligman New Jersey Municipal Fund is included in the following combined semi-annual report of Seligman Municipal Funds.

Seligman
Municipal Funds

Seligman Municipal Series Trust
    ▪  California High-Yield Fund
    ▪  California Quality Fund
    ▪  Florida Fund
    ▪  North Carolina Fund
Seligman New Jersey Municipal Fund, Inc.
Seligman Pennsylvania Municipal Fund Series

Mid-Year Report
March 31, 2009

Seeking Income Exempt
From Regular Income Tax

To the Shareholders

Dear Fellow Shareholders,

We are very pleased to announce that, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by RiverSource Investments, LLC on November 7, 2008, your Funds joined the RiverSource family of funds. Seligman’s long heritage of investing and exceptional wealth of experience is a valuable addition to RiverSource Funds. Seligman joins RiverSource and Threadneedle in the comprehensive family of mutual funds we offer investors.

We also welcome John Maher and Leroy Richie, who have served on your Series’ Board since 2006 and 2000, respectively, to the RiverSource Funds’ Board of Directors. The acquisition of Seligman by RiverSource Investments creates several new opportunities for us all, including access to talented portfolio managers and competitive mutual fund solutions to help you reach your investment goals.

A Look Back
2008 was an unprecedented year in many ways. Investors watched the precipitous decline in all the major U.S. and international equity indexes as concerns about the economy gave way to fear and selling of securities. In response to substantial losses in the markets and weakening economic indicators, the government stepped in swiftly and aggressively to encourage liquidity and credit availability in an attempt to make credit markets function. By the end of the calendar year, these actions still needed time to gain traction in the markets.

During a severe economic environment like the one we are experiencing, it is essential that investors try not to let short-term losses in the market distract from a long-term investment plan. Such discipline may be easier said than done in the presence of negative news in the media. However, the financial choices you make today — practicing patience or locking in losses — influence your portfolio’s performance.

Getting Back On Track
Whether you look at the glass half empty or half full, every broad based market decline creates investment opportunities. The financial markets are expected to recover, although it is impossible to know when. In the meantime, make sure your portfolio is positioned to benefit from the next sources of growth.

Market recoveries often occur before the reported end of a recession. If you wait for validation of economic recovery before reinvesting in the markets, you may well miss out on market returns associated with the economic rebound.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT

To the Shareholders

		Time elapsed
		between bear
		market and	Returns
Recession	Bear market ended	recession end dates	missed*

August 1929 – March 1933	June 1932	9 months	39.21%

August 1957 – April 1958	December 1957	4 months	9.94%

December 1969 – November 1970	June 1970	5 months	21.81%

November 1973 – March 1975	September 1974	6 months	34.47%

July 1981 – November 1982	July 1982	4 months	31.72%

July 1990 – March 1991	October 1990	5 months	25.33%

*	S&P 500® Index total returns for the number of months between the recession and bear market end dates.

Be sure your portfolio is on track today. Talk with your financial professional about opportunities that have been created in the markets and take advantage of our solutions and strategies that can help position portfolios for the next market recovery cycle. We hope you are as excited by these opportunities as we are. We thank you for your support and look forward to helping you reach your investment goals.

Stephen R. Lewis, Jr.	Patrick T. Bannigan
Chairman of the Boards	President, RiverSource Funds

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, call (888) 791-3380. Read the prospectus carefully before investing.

Asset allocation, diversification, and dollar cost averaging do not assure a profit or protect against loss and past performance is no guarantee of future results.

Standard & Poor’s 500 Index (S&P 500 Index) is an unmanaged list of common stocks and is frequently used as a general measure of U.S. market performance.

On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”) completed its acquisition of J. & W. Seligman & Co. Incorporated. In addition, at a special meeting held during the fourth quarter of 2008, the stockholders of each Fund approved a new investment management services agreement between each Fund and RiverSource Investments. With the completion of the acquisition and the approval of these new agreements by the Funds’ stockholders, RiverSource Investments is the new investment manager of the Funds with effect from November 7, 2008.

RiverSource®, Seligman®, and Threadneedle® mutual funds are part of the RiverSource family of funds, and are distributed by RiverSource Fund Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. Threadneedle mutual funds are subadvised by Threadneedle International Limited. RiverSource and Threadneedle are part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT

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Table of Contents

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	6

Portfolios of Investments	8

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	19

Financial Highlights	31

Proxy Results	37

Additional Fund Information	38

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each of the four Funds of Seligman Municipal Series Trust (which consists of the California High-Yield Fund, California Quality Fund, Florida Fund, and North Carolina Fund), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

The investment manager, at its discretion, waived a portion of its management fees for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Funds would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.5% maximum sales charge, that became effective on January 7, 2008. Although for all periods presented, returns for the Funds’ Class A shares reflect the 4.5% maximum sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if the 4.75% maximum sales charge then in effect was incurred. Returns for Class C Shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Funds’ prospectus or the statements of additional information.

Investment Results

California High-Yield Fund

Total Returns
For Periods Ended March 31, 2009

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	(3.50)%	(5.59)%	1.61%	3.40%	n/a

Without Sales Charge	1.03	(1.20)	2.57	3.87	n/a

Class C

With 1% CDSC	(0.26)	(3.03)	n/a	n/a	n/a

Without CDSC	0.73	(2.08)	1.65	n/a	3.03%

Benchmarks**

Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70 #

Lipper California Municipal Debt Funds Average	(1.84)	(6.22)	0.87	2.95	2.98

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$6.11	$6.18	$6.45

Class C	6.12	6.18	6.46

Holdings By Market Sectorø

Revenue Bonds	77%

Pre-refunded/Escrowed-to-Maturity Bonds	23

Weighted Average Maturity[3]	17.1 years

Option-Adjusted Duration[3]	7.5 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividend†	SEC 30-Day Yield††

Class A	$0.131	3.30%

Class C	0.104	2.56

Holdings by Credit Quality2ø

AAA	23%

AA	20

A	51

BBB	6

See footnotes on page 5.

Performance and Portfolio Overview

Investment Results

California Quality Fund

Total Returns
For Periods Ended March 31, 2009

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	(1.04)%	(3.78)%	1.48%	3.27%	n/a

Without Sales Charge	3.65	0.71	2.42	3.74	n/a

Class C

With 1% CDSC	2.20	(1.31)	n/a	n/a	n/a

Without CDSC	3.20	(0.35)	1.52	n/a	2.97%

Benchmarks**

Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70 #

Lipper California Municipal Debt Funds Average	(1.84)	(6.22)	0.87	2.95	2.98

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$6.21	$6.13	$6.43

Class C	6.18	6.10	6.41

Holdings by Market Sectorø

Revenue Bonds	81%

Pre-refunded/Escrowed-to-Maturity Bonds	14

General Obligation Bonds	5

Weighted Average Maturity[3]	16.8 years

Option-Adjusted Duration[3]	9.5 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.116	$0.024	3.28%

Class C	0.088	0.024	2.54

Holdings by Credit Quality2ø

AAA	14%

AA	60

A	26

Florida Fund

Total Returns
For Periods Ended March 31, 2009

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	(0.62)%	(3.51)%	1.40%	3.32%	n/a

Without Sales Charge	4.13	1.00	2.34	3.79	n/a

Class C

With 1% CDSC	2.73	(0.73)	n/a	n/a	n/a

Without CDSC	3.73	0.24	1.58	n/a	3.12%

Benchmarks**

Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70 #

Lipper Florida Municipal Debt Funds Average	0.99	(3.29)	1.57	3.26	3.23

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$7.25	$7.11	$7.48

Class C	7.27	7.13	7.50

Holdings by Market Sectorø

Revenue Bonds	59%

Pre-refunded/Escrowed-to-Maturity Bonds	41

Weighted Average Maturity[3]	8.6 years

Option-Adjusted Duration[3]	5.0 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividends†	SEC 30-Day Yield††

Class A	$0.150	2.25%

Class C	0.123	1.61

Holdings by Credit Quality2ø

AAA	12%

AA	31

A	34

BBB	23

See footnotes on page 5.

Performance and Portfolio Overview

Investment Results

North Carolina Fund

Total Returns
For Periods Ended March 31, 2009

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	1.32%	(0.11)%	1.86%	3.37%	n/a

Without Sales Charge	6.10	4.59	2.80	3.85	n/a

Class C

With 1% CDSC	4.71	2.82	n/a	n/a	n/a

Without CDSC	5.71	3.82	2.05	n/a	3.19%

Benchmarks**

Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70 #

Lipper North Carolina Municipal Debt Funds Average	1.44	(2.44)	1.90	3.32	3.41

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08

Class A	$7.74	$7.42	$7.65

Class C	7.74	7.42	7.65

Holdings by Market Sectorø

Pre-refunded/Escrowed-to-Maturity Bonds	58%

Revenue Bonds	35

General Obligation Bonds	7

Weighted Average Maturity[3]	8.1 years

Option-Adjusted Duration[3]	6.0 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.120	$0.010	1.36%

Class C	0.091	0.010	0.69

Holdings by Credit Quality2ø

AAA	54%

AA	38

A	8

New Jersey Fund

Total Returns
For Periods Ended March 31, 2009

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	(1.65)%	(4.30)%	1.24%	2.97%	n/a

Without Sales Charge	2.96	0.26	2.17	3.45	n/a

Class C

With 1% CDSC	1.52	(1.47)	n/a	n/a	n/a

Without CDSC	2.52	(0.51)	1.38	n/a	2.77%

Benchmarks**

Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70 #

Lipper New Jersey Municipal Debt Funds Average	0.43	(3.90)	1.47	3.15	3.15

Net Asset Value Per Share

	3/31/09	9/30/08##	3/31/08

Class A	$6.86	$6.83	$7.14

Class C	6.97	6.94	7.25

Holdings by Market Sectorø

Revenue Bonds	85%

Pre-refunded/Escrowed-to-Maturity Bonds	15

Weighted Average Maturity[3]	14.2 years

Option-Adjusted Duration[3]	8.2 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.134	$0.037	1.92%

Class C	0.108	0.037	1.25

Holdings by Credit Quality2ø

AAA	24%

AA	35

A	20

BBB	10

Non-rated	11

See footnotes on page 5.

Performance and Portfolio Overview

Investment Results

Pennsylvania Fund

Total Returns
For Periods Ended March 31, 2009

		Average Annual

					Class C
	Six	One	Five	Ten	Since Inception
	Months*	Year	Years	Years	5/27/99

Class A

With Sales Charge	0.58%	(1.23)%	1.45%	3.13%	n/a

Without Sales Charge	5.34	3.42	2.38	3.62	n/a

Class C

With 1% CDSC	3.96	1.80	n/a	n/a	n/a

Without CDSC	4.96	2.79	1.64	n/a	2.95%

Benchmarks**

Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70 #

Lipper Pennsylvania Municipal Debt Funds Average	1.05	(3.23)	1.23	3.05	3.10

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/09

Class A	$7.60	$7.40	$7.66

Class C	7.59	7.39	7.64

Holdings by Market Sectorø

Revenue Bonds	48%

Pre-refunded/Escrowed-to-Maturity Bonds	31

General Obligation Bonds	21

Weighted Average Maturity[3]	10.8 years

Option-Adjusted Duration[3]	6.1 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.118	$0.068	0.75%

Class C	0.090	0.068	0.03

Holdings by Credit Quality2ø

AAA	4%

AA	51

A	40

Non-rated	5

[2]	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.
[3]	Excludes variable rate demand notes. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any.
*	Returns for periods of less than one year are not annualized.
**	The Barclays Capital Municipal Bond Index (“Barclays Index”) and the Lipper Single-State Municipal Debt Funds Averages (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes, fees, and sales charges. The Barclays Index also excludes the effect of expenses. The Barclays Index, an unmanaged index, is made up of a representative list of general obligations, revenue, insured and pre-refunded bonds. The Index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or average.
#	From 5/28/99.
ø	Percentages based on current market values of long-term holdings at March 31, 2009.
†	Represents per share amount paid or declared for the six months ended March 31, 2009.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2009, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C

California High-Yield Fund	3.20%	2.46%

Florida Fund	2.10	1.46

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of October 1, 2008 and held for the entire six-month period ended March 31, 2009.

Actual Expenses
The following tables provide information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled ”Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The tables also provide information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period	Value	During Period
	10/1/08	Ratio*	3/31/09	10/1/08 to 3/31/09**	3/31/09	10/1/08 to 3/31/09**

California High-Yield Fund

Class A	$1,000.00	1.01%	$1,010.30	$ 5.06	$1,019.90	$ 5.09

Class C	1,000.00	1.91	1,007.30	9.56	1,015.41	9.60

California Quality Fund

Class A	1,000.00	1.08	1,036.50	5.48	1,019.55	5.44

Class C	1,000.00	1.98	1,032.00	10.03	1,015.06	9.95

Florida Fund

Class A	1,000.00	1.18	1,041.30	6.01	1,019.05	5.94

Class C	1,000.00	1.93	1,037.30	9.80	1,015.31	9.70

North Carolina Fund

Class A	1,000.00	1.39	1,061.00	7.14	1,018.00	6.99

Class C	1,000.00	2.14	1,057.10	10.98	1,014.26	10.75

(Continued on page 7.)

See footnotes on page 7.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period	Value	During Period
	10/1/08	Ratio*	3/31/09	10/1/08 to 3/31/09**	3/31/09	10/1/08 to 3/31/09**

New Jersey Fund

Class A	$1,000.00	1.34%	$1,029.60	$ 6.78	$1,018.25	$ 6.74

Class C	1,000.00	2.09	1,025.20	10.55	1,014.51	10.50

Pennsylvania Fund

Class A	1,000.00	1.73	1,053.40	8.86	1,016.31	8.70

Class C	1,000.00	2.48	1,049.60	12.67	1,012.57	12.44

*	Expenses of Class C shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Funds’ prospectus for a description of each share class and its fees, expenses and sales charges. The investment manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield Fund and Florida Fund, respectively. Absent such waivers, the expense ratios and expenses paid for the period would have been higher.
**	Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period October 1, 2008 to March 31, 2009, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (unaudited)
March 31, 2009

 California High-Yield Fund

Face
Amount	Municipal Bonds	Rating†	Value

$665,000	California Educational Facilities Authority Rev. (California Lutheran University), 5.25% due 10/1/2021	Baa1	$557,835

2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	1,886,880

1,485,000	California Educational Facilities Authority Rev. (University of the Pacific), 5% due 11/1/2025	A2	1,306,117

750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A2	661,155

2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,786,630

2,280,000	California Housing Finance Agency Rev. (Multi-Family Housing), 5.375% due 2/1/2036*	Aa3	1,883,827

595,000	California Housing Finance Agency Rev. (Single Family Mortgage), 5.40% due 8/1/2028*	Aa3	571,510

2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A–‡	2,163,350

2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,308,025

1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,073,850

1,000,000	Los Angeles, CA Department of Water & Power Rev. (Power System), 5% due 7/1/2024	Aa3	1,027,120

1,000,000	Los Angeles, CA Municipal Improvement Corporation Lease Rev. (Capital Equipment), 5% due 9/1/2024	A2	997,830

2,360,000	Modesto, CA Irrigation District Certificates of Participation Rev., 5.30% due 7/1/2022	A1	2,357,569

500,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3	449,045

3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	3,597,690

3,000,000	San Bernardino, CA Joint Powers Financing Authority Rev. (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A3	2,983,680

2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A3	1,694,620

Total Municipal Bonds (Cost $29,722,930) — 80.8%			28,306,733

	Short-Term Holdings

1,000,000	California Department of Veterans’ Affairs Rev. (Home Purchase), 5.50% due 12/1/2018*	Aa2	1,000,000

3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	NR	3,146,850

460,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	460,000

300,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	300,000

400,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	400,000

290,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1	290,000

350,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1	350,000

Total Short-Term Holdings (Cost $5,725,054) — 17.0%			5,946,850

Total Investments (Cost $35,447,984) — 97.8%			34,253,523

Other Assets Less Liabilities — 2.2%			780,285

Net Assets — 100.0%			$35,033,868

See footnotes on page 13.

Portfolios of Investments
 (unaudited)
March 31, 2009

 California Quality Fund

Face
Amount	Municipal Bonds	Rating†	Value

$1,500,000	Anaheim, CA Public Financing Authority Rev. (City of Anaheim Electric System Distribution Facilities), 5% due 10/1/2025	Aa3	$1,517,670

3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	Aa3	3,004,200

1,315,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 11/1/2025	A1	1,317,670

3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	A2	2,899,200

1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,114,680

1,500,000	California State Department of Water Resources Rev. (Central Valley Project), 5% due 12/1/2027	Aa2	1,525,275

3,295,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	3,511,646

235,000	California State GOs, 5.375% due 10/1/2027ø	AAA‡	251,401

470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	502,801

1,750,000	California State University System Rev., 5% due 11/1/2027	Aa3	1,745,730

2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A2	2,144,919

2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A+‡	1,777,860

2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aa3	2,680,725

2,000,000	Los Angeles, CA Department of Water & Power Waterworks Rev., 5.125% due 7/1/2041	Aa3	1,907,440

1,500,000	Los Angeles, CA Department of Water & Power Rev. (Power System), 5% due 7/1/2026	Aa3	1,513,725

1,500,000	Modesto, CA Irrigation District Certificates of Participation Rev., 5.75% due 10/1/2029	A1	1,491,075

865,000	Redding, CA Electric System Certificates of Participation Rev., 5% due 6/1/2027	Aa3	817,546

1,325,000	Riverside, CA Electric Rev., 5% due 10/1/2028	Aa3	1,299,454

500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	A1	501,750

1,500,000	Sacramento County, CA Airport System Rev., 5% due 7/1/2025	Aa3	1,494,930

2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aa3	1,973,600

1,530,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028	Aa3	1,532,264

755,000	San Mateo County, CA Transit District Rev., 5% due 6/1/2019	Aa3	855,981

1,500,000	University of California General Rev., 5% due 5/15/2026	Aa1	1,509,465

Total Municipal Bonds (Cost $39,234,791) — 93.2%			38,891,007

	Short-Term Holdings

300,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1	300,000

500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	500,000

300,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	300,000

900,000	Tompkins County, NY Industrial Development Agency Rev. (Civic Facility-Cornell University), VRDN, due 7/1/2037	VMIG 1	900,000

Total Short-Term Holdings (Cost $2,000,000) — 4.8%			2,000,000

Total Investments (Cost $41,234,791) — 98.0%			40,891,007

Other Assets Less Liabilities — 2.0%			822,196

Net Assets — 100.0%			$41,713,203

See footnotes on page 13.

Portfolios of Investments (unaudited)
March 31, 2009

 Florida Fund

Face
Amount	Municipal Bonds	Rating†	Value

$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aa3	$1,785,080

320,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aa1	320,058

2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Baa1	2,244,175

1,000,000	Marion County, FL Hospital District Health System Rev. (Monroe Regional Health System), 5% due 10/1/2029	A3	747,100

10,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A3	10,285

1,000,000	Ocala, FL Utility Systems Rev., 5% due 10/1/2024	A1	1,009,650

1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A1	1,916,827

2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,292,680

1,040,000	Polk County, FL Constitutional Fuel Tax Rev., 5% due 12/1/2020	Baa1	1,043,016

230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	A3	230,094

1,000,000	St. Johns County, FL Transport Improvement Rev., 5% due 10/1/2026	A1	991,940

1,500,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	AAA‡	1,660,530

Total Municipal Bonds (Cost $14,542,055) — 67.3%%			14,251,435

	Short-Term Holdings

1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,828,400

2,000,000	Hillsborough County, FL School Board Certificates of Participation, 6% due 7/1/2025ø	Aa3	2,048,240

1,990,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024ø	A3	2,061,441

Total Short-Term Holdings (Cost $5,663,922) — 28.1%			5,938,081

Total Investments (Cost $20,205,977) — 95.4%			20,189,516

Other Assets Less Liabilities — 4.6%			984,437

Net Assets — 100.0%			$21,173,953

See footnotes on page 13.

Portfolios of Investments (unaudited)
March 31, 2009

 North Carolina Fund

Face
Amount	Municipal Bonds	Rating†	Value

$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aa3	$1,342,025

685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aa3	709,318

1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	AAA‡	1,072,970

1,000,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,064,270

750,000	Durham County, NC Public Improvement GOs, 5% due 6/1/2022	Aaa	811,095

750,000	Forsyth County, NC Certificates of Participation Rev. (Forsyth County School Project), 5% due 2/1/2026	Aa1	761,317

215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022ø	AAA‡	245,637

250,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aa3	255,793

350,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2028	Aa3	352,902

135,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	137,098

500,000	North Carolina Infrastructure Finance Corporation Certificates of Participation Rev. (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aa1	536,305

1,750,000	North Carolina Municipal Power Agency No. 1 Rev. (Catawba Electric), 5% due 1/1/2020††	Aaa	1,954,557

1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡	1,138,640

1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A2	1,028,290

500,000	Wilmington City, NC Water & Sewer System Rev., 5% due 6/1/2025	Aa3	510,765

250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	274,492

Total Municipal Bonds (Cost $11,386,264) — 85.7%			12,195,474

	Short-Term Holdings

200,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	200,000

400,000	New York City, NY GOs, VRDN, due 8/1/2021	VMIG 1	400,000

100,000	New York City, NY GOs, VRDN, due 8/15/2018	VMIG 1	100,000

Total Short-Term Holdings (Cost $700,000) — 4.9%			700,000

Total Investments (Cost $12,086,264) — 90.6%			12,895,474

Other Assets Less Liabilities — 9.4%			1,333,292

Net Assets — 100.0%			$14,228,766

See footnotes on page 13.

Portfolios of Investments (unaudited)
March 31, 2009

 New Jersey Fund

Face
Amount	Municipal Bonds	Rating†	Value

$1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Baa1	$1,028,340

3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/l/2032*	NR	2,376,660

1,250,000	New Jersey Educational Facilities Authority Rev. (Princeton University), 5% due 7/1/2028	Aaa	1,296,075

1,250,000	New Jersey Educational Facilities Authority Rev. (Stevens Institute of Technology), 5.25% due 7/1/2022	Baa2	1,150,000

1,000,000	New Jersey Educational Facilities Authority Rev. (William Paterson University of New Jersey), 5% due 7/1/2024	Aa2	1,046,670

1,480,000	New Jersey Environmental Infrastructure Trust, 5% due 9/1/2022	Aaa	1,572,175

1,110,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025	A2	1,091,496

890,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025ø	A+‡	1,001,063

2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A3	2,263,237

2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5.375% due 7/l/2024	Aa3	2,190,845

215,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 5.75% due 5/1/2025	Aa3	215,980

1,500,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 6.35% due 11/l/2031*	Aa3	1,506,555

1,000,000	New Jersey Transportation Trust Fund Authority, 5% due 12/15/2021ø	Aaa	1,102,960

1,000,000	Port Authority of New York and New Jersey Consolidated Bonds, 5% due 10/1/2028	Aa3	1,004,340

500,000	Port Authority of New York and New Jersey Consolidated Bonds, 5% due 8/15/2022	Aa3	527,710

1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2023	Aa3	985,900

1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	1,199,230

Total Municipal Bonds (Cost $22,004,520) — 78.7%			21,559,236

	Short-Term Holdings

2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware), 5.75% due 1/1/2029ø	A1	2,096,060

500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	500,000

2,000,000	New Jersey Highway Authority Rev. (Garden State Parkway), 5.625% due 1/1/2030ø	AAA‡	2,097,640

Total Short-Term Holdings (Cost $4,412,994) — 17.2%			4,693,700

Total Investments (Cost $26,417,514) — 95.9%			26,252,936

Other Assets Less Liabilities — 4.1%			1,132,705

Net Assets — 100.0%			$27,385,641

See footnotes on page 13.

Portfolios of Investments (unaudited)
March 31, 2009

 Pennsylvania Fund

Face
Amount	Municipal Bonds	Rating†	Value

$490,000	Allegheny County, PA Higher Education Building Authority University Rev. (Duquesne University), 5% due 3/1/2028	A2	$453,789

1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aa3	1,082,060

350,000	Bucks County, PA GOs, 5.25% due 5/1/2023	Aa1	384,531

1,100,000	Butler County, PA GO’s, 5.25% due 7/15/2023ø	A+‡	1,260,534

530,000	Commonwealth of Pennsylvania GOs, 5 375% due 7/1/2017	Aa2	622,845

1,000,000	Delaware Valley, PA Regional Finance Authority Rev. (Local Government), 7.75% due 7/1/2027	Aa2	1,285,570

430,000	Montgomery County, PA GOs, 5.25% due 8/15/2017	Aaa	504,794

1,000,000	Northampton County, PA General Purpose Authority Rev., 5.25% due 10/1/2030	Aa2	1,008,890

1,000,000	Pennsylvania Economic Development Financing Authority Rev. (The Procter & Gamble Paper Products Company Project), 5.375% due 3/1/2031*	Aa3	953,560

1,050,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022	A2	1,052,216

750,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	A1	750,893

500,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev., 5.25% due 12/1/2016ø	AA‡	576,310

1,000,000	Pennsylvania State Turnpike Commission Rev., 5% due 7/15/2041ø	A1	1,099,260

450,000	Philadelphia, PA Redevelopment Authority Rev. (Home Mortgage), 9% due 6/l/2017††	NR	644,611

Total Municipal Bonds (Cost $10,966,387) — 86.5%			11,679,863

	Short-Term Holdings

1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029ø	AAA‡	1,049,370

385,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1	385,000

Total Short-Term Holdings (Cost $1,361,907) — 10.6%			1,434,370

Total Investments (Cost $12,328,294) — 97.1%			13,114,233

Other Assets Less Liabilities — 2.9%			384,675

Net Assets — 100.0%			$13,498,908

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN — Variable Rate Demand Notes (See Note 2c).
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2009

	California	California		North	New
	High-Yield	Quality	Florida	Carolina	Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:

Investments, at value (see portfolios of investments):

Long-term holdings	$28,306,733	$38,891,007	$14,251,435	$12,195,474	$21,559,236	$11,679,863

Short-term holdings	5,946,850	2,000,000	5,938,081	700,000	4,693,700	1,434,370

Total investments*	34,253,583	40,891,007	20,189,516	12,895,474	26,252,936	13,114,233

Cash	308,125	162,214	607,920	1,211,703	745,569	63,493

Interest receivable	526,243	679,298	453,022	154,156	401,381	203,913

Receivable for Shares of Beneficial Interest/Capital Stock sold	50,393	150,989	29	5,000	88,855	164,268

Expenses prepaid to shareholder service agent	1,387	1,590	812	609	1,218	575

Other	9,377	8,312	8,007	6,613	9,353	7,229

Total Assets	35,149,108	41,893,410	21,259,306	14,273,555	27,499,312	13,553,711

Liabilities:

Dividends payable	48,556	55,823	27,298	11,583	32,061	13,007

Management fee payable	11,837	17,391	6,236	5,973	11,617	5,780

Distribution and service (12b-1) fees payable	6,799	5,820	5,929	3,719	7,068	3,441

Payable for Shares of Beneficial Interest/Capital Stock repurchased	—	49,539	9,583	—	18,221	—

Accrued expenses and other	48,048	51,634	36,307	23,514	44,704	32,575

Total Liabilities	115,240	180,207	85,353	44,789	113,671	54,803

Net Assets	$35,033,868	$41,713,203	$21,173,953	$14,228,766	$27,385,641	$13,498,908

Composition of Net Assets:

Shares of Beneficial Interest/Capital Stock, at par value ($0.001 par value; unlimited shares authorized, 100,000,000 shares, in the case of New Jersey Fund):

Class A	$4,845	$6,145	$2,561	$1,656	$3,580	$1,638

Class C	884	577	360	182	405	138

Additional paid-in capital	36,151,582	41,973,692	21,254,787	13,337,109	27,554,655	12,654,893

Undistributed net investment income	83,758	231,213	68,847	66,482	83,392	57,462

Undistributed/accumulated net realized gain (loss)	(12,800)	(154,640)	(136,141)	14,127	(91,813)	(1,162)

Net unrealized appreciation (depreciation) of investments	(1,194,401)	(343,784)	(16,461)	809,210	(164,578)	785,939

Net Assets	$35,033,868	$41,713,203	$21,173,953	$14,228,766	$27,385,641	$13,498,908

Net Assets:

Class A	$29,621,167	$38,147,855	$18,557,434	$12,821,538	$24,564,085	$12,448,248

Class C	$5,412,701	$3,565,348	$2,616,519	$1,407,228	$2,821,556	$1,050,660

Shares of Beneficial Interest/Capital Stock Outstanding:

Class A	4,844,527	6,144,854	2,560,718	1,656,167	3,579,680	1,637,724

Class C	884,160	576,730	359,943	181,733	404,565	138,415

Net Asset Value per Share:

Class A	$6.11	$6.21	$7.25	$7.74	$6.86	$7.60

Class C	$6.12	$6.18	$7.27	$7.74	$6.97	$7.59

* Cost of total investments	$35,447,984	$41,234,791	$20,205,977	$12,086,264	$26,417,514	$12,328,294
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2009

	California	California		North	New
	High-Yield	Quality	Florida	Carolina	Jersey	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:

Interest	$910,897	$959,687	$566,378	$305,485	$716,886	$322,228

Expenses:

Management fees	85,680	98,280	51,896	33,106	67,573	34,209

Shareholder account services	51,302	57,487	30,728	20,920	44,848	22,079

Distribution and service (12b-1) fees	40,148	35,820	35,847	20,267	43,661	21,226

Auditing fees	14,206	14,040	12,521	8,642	12,887	12,307

Registration	9,318	8,732	7,690	5,489	11,438	8,941

Custody and related services	7,920	8,931	5,413	3,073	6,842	3,583

Shareholder reports and communications	5,088	6,503	3,308	3,345	4,796	4,742

Legal fees	2,820	3,130	2,023	1,597	2,113	15,649

Directors’/Trustees’ fees and expenses	1,295	1,497	726	408	994	431

Miscellaneous	1,772	1,872	1,624	1,148	2,036	1,367

Total Expenses Before Management Fee Waiver	219,549	236,292	151,776	97,995	197,188	124,534

Management fee waiver (Note 3a)	(17,136)	—	(15,569)	—	—	—

Total Expenses After Management Fee Waiver	202,413	236,292	136,207	97,995	197,188	124,534

Net Investment Income	708,484	723,395	430,171	207,490	519,698	197,694

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	—	—	(18,733)	15,449	(76,499)	—

Net change in unrealized appreciation/depreciation of investments	(367,792)	729,436	411,644	550,393	340,115	498,764

Net Gain (Loss) on Investments	(367,792)	729,436	392,911	565,842	263,616	498,764

Increase in Net Assets from Operations	$340,692	$1,452,831	$823,082	$773,332	$783,314	$696,458

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	California High-Yield Fund		California Quality Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

Operations:

Net investment income	$708,484	$1,384,899	$723,395	$1,532,414

Net realized gain (loss) on investments	—	(21,722)	—	131,082

Net change in unrealized appreciation/depreciation of investments	(367,792)	(2,057,347)	729,436	(2,531,624)

Increase (Decrease) in Net Assets from Operations	340,692	(694,170)	1,452,831	(868,128)

Distributions to Shareholders:

Net investment income:

Class A	(631,729)	(1,196,136)	(676,979)	(1,408,168)

Class C	(87,586)	(112,958)	(52,218)	(54,560)

Class D	—	(56,269)	—	(20,614)

Total	(719,315)	(1,365,363)	(729,197)	(1,483,342)

Net realized gain on investments:

Class A	—	(61,428)	(136,084)	(296,071)

Class C	—	(4,879)	(14,299)	(12,743)

Class D	—	(5,958)	—	(6,610)

Total	—	(72,265)	(150,383)	(315,424)

Decrease in Net Assets from Distributions	(719,315)	(1,437,628)	(879,580)	(1,798,766)

Share Transactions:

Net proceeds from sales of shares	2,110,967	7,157,014	7,812,506	4,138,665

Investment of dividends	486,299	850,379	467,876	913,485

Exchanged from associated funds	13,036	675,454	1,518,421	1,655,204

Investment of gain distributions	—	51,400	111,843	228,536

Total	2,610,302	8,734,247	9,910,646	6,935,890

Cost of shares repurchased	(2,778,060)	(3,830,737)	(5,548,959)	(6,632,621)

Exchanged into associated funds	(694,670)	(195,785)	(216,728)	(624,743)

Total	(3,472,730)	(4,026,522)	(5,765,687)	(7,257,364)

Increase (Decrease) in Net Assets from Share Transactions	(862,428)	4,707,725	4,144,959	(321,474)

Increase (Decrease) in Net Assets	(1,241,051)	2,575,927	4,718,210	(2,988,368)

Net Assets:

Beginning of period	36,274,919	33,698,992	36,994,993	39,983,361

End of Period*	$35,033,868	$36,274,919	$41,713,203	$36,994,993

* Including undistributed net investment income	$83,758	$94,589	$231,213	$237,015
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Florida Fund		North Carolina Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

Operations:

Net investment income	$430,171	$941,059	$207,490	$446,950

Net realized gain (loss) on investments	(18,733)	(83,501)	15,449	18,829

Net change in unrealized appreciation/depreciation of investments	411,644	(1,339,901)	550,393	(473,577)

Increase (Decrease) in Net Assets from Operations	823,082	(482,343)	773,332	(7,798)

Distributions to Shareholders:

Net investment income:

Class A	(380,872)	(824,183)	(192,848)	(406,597)

Class C	(46,783)	(73,986)	(11,695)	(15,389)

Class D	—	(18,589)	—	(7,311)

Total	(427,655)	(916,758)	(204,543)	(429,297)

Net realized gain on investments:

Class A	—	(260,619)	(16,042)	—

Class C	—	(24,633)	(1,153)	—

Class D	—	(12,001)	—	—

Total	—	(297,253)	(17,195)	—

Decrease in Net Assets from Distributions	(427,655)	(1,214,011)	(221,738)	(429,297)

Share Transactions:

Net proceeds from sales of shares	716,107	328,450	1,213,501	752,918

Investment of dividends	290,767	567,489	127,006	257,209

Exchanged from associated funds	25,571	187,366	389,009	45,023

Investment of gain distributions	—	211,383	12,794	—

Total	1,032,445	1,294,688	1,742,310	1,055,150

Cost of shares repurchased	(1,271,559)	(3,418,309)	(791,655)	(1,609,432)

Exchanged into associated funds	(333,315)	(288,077)	(39,295)	—

Total	(1,604,874)	(3,706,386)	(830,950)	(1,609,432)

Increase (Decrease) in Net Assets from Share Transactions	(572,429)	(2,411,698)	911,360	(554,282)

Increase (Decrease) in Net Assets	(177,002)	(4,108,052)	1,462,954	(991,377)

Net Assets:

Beginning of period	21,350,955	25,459,007	12,765,812	13,757,189

End of Period*	$21,173,953	$21,350,955	$14,228,766	$12,765,812

* Including undistributed net investment income	$68,847	$66,331	$66,482	$63,535
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New Jersey Fund		Pennsylvania Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

Operations:

Net investment income	$519,698	$1,189,307	$197,694	$491,074

Net realized gain (loss) on investments	(76,499)	109,355	—	91,753

Net change in unrealized appreciation/depreciation of investments	340,115	(1,895,489)	498,764	(690,084)

Increase (Decrease) in Net Assets from Operations	783,314	(596,827)	696,458	(107,257)

Distributions to Shareholders:

Net investment income:

Class A	(484,418)	(1,065,351)	(198,757)	(454,897)

Class C	(44,869)	(71,238)	(13,301)	(18,632)

Class D	—	(16,944)	—	(6,745)

Total	(529,287)	(1,153,533)	(212,058)	(480,274)

Net realized gain on investments:

Class A	(134,071)	(145,171)	(113,736)	—

Class C	(15,181)	(11,446)	(12,482)	—

Class D	—	(4,675)	—	—

Total	(149,252)	(161,292)	(126,218)	—

Decrease in Net Assets from Distributions	(678,539)	(1,314,825)	(338,276)	(480,274)

Share Transactions:

Net proceeds from sales of shares	918,676	1,218,866	755,545	625,794

Investment of dividends	384,237	837,017	143,036	319,766

Exchanged from associated funds	203,352	158,210	122,243	139,068

Investment of gain distributions	115,321	127,190	94,160	—

Total	1,621,586	2,341,283	1,114,984	1,084,628

Cost of shares repurchased	(2,136,268)	(5,267,211)	(1,324,995)	(2,255,065)

Exchanged into associated funds	(811,083)	(444,836)	(270,850)	(34,934)

Total	(2,947,351)	(5,712,047)	(1,595,845)	(2,289,999)

Decrease in Net Assets from Share Transactions	(1,325,765)	(3,370,764)	(480,861)	(1,205,371)

Decrease in Net Assets	(1,220,990)	(5,282,416)	(122,679)	(1,792,902)

Net Assets:

Beginning of period	28,606,631	33,889,047	13,621,587	15,414,489

End of Period*	$27,385,641	$28,606,631	$13,498,908	$13,621,587

* Including undistributed net investment income	$83,392	$92,981	$57,462	$71,826
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) are registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified open-end management investment companies. The Trust consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund.” Each Fund of the Trust, as well as the New Jersey Fund and the Pennsylvania Fund (each a “Fund”, collectively, the “Funds”), offers two classes of shares.

Class A shares are sold with an initial sales charge of up to 4.50% (4.75% prior to January 7, 2008) and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans that have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Boards of Directors/Trustees of the Funds (the “Board”) approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their respective net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation and Risk — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by RiverSource Investments, LLC, the Funds’ investment manager (“RiverSource” or the “Manager”) based on quotations provided by primary market makers in such securities.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

On October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Fixed-income securities owned by the Funds are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds concentrate their investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

b.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2009,

Notes to Financial Statements (unaudited)

distribution and service fees were the only class-specific expenses.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2009 the interest rates paid on these notes ranged from 0.20% to 0.50%.

d.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

e.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended March 31, 2009.

3.	Fair Value Measurements — A summary of the value of the Funds’ investments as of March 31, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

	California
	High-Yield	California	Florida
Valuation Inputs	Fund	Quality Fund	Fund

Level 1 — Quoted Prices in Active Markets for Identical Investments	—	—	—

Level 2 — Other Significant Observable Inputs	$34,253,583	$40,891,007	$20,189,516

Level 3 — Significant Unobservable Inputs	—	—	—

Total	$34,253,583	$40,891,007	$20,189,516

	North Carolina	New Jersey	Pennsylvania
Valuation Inputs	Fund	Fund	Fund

Level 1 — Quoted Prices in Active Markets for Identical Investments	—	—	—

Level 2 — Other Significant Observable Inputs	$12,895,474	$26,252,936	$13,114,233

Level 3 — Significant Unobservable Inputs	—	—	—

Total	$12,895,474	$26,252,936	$13,114,233

4.	Management and Distribution Services, and Other Transactions

a.	Management and Administrative Services — On November 7, 2008, RiverSource, investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), announced the closing of its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“JWS”). With the Acquisition completed and shareholders of the Funds having previously approved (at a Special Meeting held in November 2008) a new Investment Management Services Agreement between RiverSource and the Funds, RiverSource is the new investment manager of the Funds effective November 7, 2008.

The Manager receives a fee (and, prior to November 7, 2008, JWS received a fee) calculated daily and payable monthly, equal to 0.50% per annum of each Fund’s average daily net assets. For the six months ended March 31, 2009, RiverSource and JWS received the following management fees:

Fund	RiverSource	JWS

California High-Yield	$54,664	$13,880

California Quality	79,623	18,657

Florida	28,911	7,416

North Carolina	26,697	6,409

New Jersey	53,561	14,012

Pennsylvania	27,404	6,805

The Manager (previously JWS), at its discretion, agreed to waive a portion of its fees to limit the fee rate of California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. Such waiver may be discontinued at any time. For the six months ended March 31, 2009, the amount of management fees waived by RiverSource and JWS is as follows:

Fund	RiverSource	JWS

California High-Yield	$13,666	$3,470

Florida	12,391	3,178

Effective on or about June 13, 2009, the Manager has contractually agreed to reimburse certain expenses until at least January 31, 2010, so that total fund expenses of California High-Yield and California Quality Funds will not exceed 0.79% per annum for Class A shares and 1.54% per annum for Class C shares. When these expense limitations become effective, the

Notes to Financial Statements (unaudited)

Manager will discontinue its voluntary waiver of management fees for the California High-Yield Fund.

Under an Administrative Services Agreement, effective November 7, 2008, Ameriprise administers certain aspects of the Funds’ business and other affairs at no cost. Ameriprise provides the Funds with such office space, and certain administrative and other services and executive and other personnel as are necessary for the Funds’ operations. Ameriprise pays all of the compensation of Board members of the Funds who are employees or consultants of RiverSource and of the officers and other personnel of the Funds. Ameriprise has obtained Board approval to increase the fees payable by the California High-Yield and California Quality Funds under the Administrative Services Agreement later in 2009. However, any such increase in fees would be offset by corresponding decreases in advisory fees under the Investment Management Services Agreement. Prior to November 7, 2008, administrative services were provided to the Funds by JWS as part of its former management agreements with the Funds.

b.	Distribution Services — For the six months ended March 31, 2009, RiverSource Fund Distributors, Inc. (formerly Seligman Advisors, Inc.) (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received commissions and concessions from sales of Class A shares. Commissions were also paid to dealers from sales of Class A shares as follows:

	Commissions and Concessions	Dealer
Fund	Retained by Distributor	Commissions

California High-Yield	$2,763	$17,888

California Quality	4,411	27,399

Florida	2,245	15,722

North Carolina	1,606	13,655

New Jersey	2,441	16,062

Pennsylvania	1,933	12,940

Each Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Funds pursuant to the Plan. For the six months ended March 31, 2009, fees incurred by California High-Yield Fund, California Quality Fund, Florida Fund, North Carolina Fund, New Jersey Fund and Pennsylvania Fund aggregated $14,556, $17,873, $22,311, $15,319, $29,544 and $15,724, or 0.10%, 0.10%, 0.25%, 0.25%, 0.25% and 0.25%, respectively, per annum of the average daily net assets of each Fund’s Class A shares. Effective on or about June 13, 2009, the Board has approved an increase in 12b-1 fees for California High-Yield and California Quality Funds from 0.10% to 0.25% per annum.

Under the Plan, with respect to Class C shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of Class C shares’ average daily net assets for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2009, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of California High-Yield Fund, California Quality Fund, Florida Fund, North Carolina Fund, New Jersey Fund and Pennsylvania Fund aggregated $25,592, $17,947, $13,536, $4,948, $14,117 and $5,502, respectively.

The Distributor and RiverSource Services, Inc. (formerly Seligman Services, Inc.), also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended March 31, 2009, the Distributor and RiverSource Services, Inc. received distribution and service fees as follows:

	Distribution and		Distribution and
Fund	Service Fees	Fund	Service Fees

California High-Yield	$1,572	North Carolina	$1,190

California Quality	787	New Jersey	4,242

Florida	1,277	Pennsylvania	329

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended March 31, 2009, such charges amounted to $9,552 for California High-Yield Fund and $8,209 for California Quality Fund.

c.	Transfer Agent and Shareholder Services — For the six months ended March 31, 2009, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Funds’ Board as follows:

Fund		Fund

California High-Yield	$36,155	North Carolina	$14,971

California Quality	39,751	New Jersey	32,992

Florida	21,555	Pennsylvania	15,948

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on such Fund’s net assets, shareholder transaction volumes and number of shareholder accounts.

The Trust, New Jersey Fund and the Pennsylvania Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of

Notes to Financial Statements (unaudited)

a lease entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of a Guarantor to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on each Guarantor’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2009, the potential obligations under the Guaranty were $111,000 for the Trust, $30,700 for the New Jersey Fund and $15,200 for the Pennsylvania Fund. As of March 31, 2009, no event has occurred which would result in the Guarantors becoming liable to make any payment under the Guaranty. Each Fund of the Trust would bear a portion of any payment made by the Trust under the Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

The Funds’ Boards have approved RiverSource Service Corporation (“RSC”) as the Funds’ new transfer and shareholder service agent, and the termination of the Funds’ relationship with Seligman Data Corp., the current transfer and shareholder service agent for the Funds, effective on or about June 13, 2009. RSC is an affiliate of RiverSource. The fees and expenses expected to be charged to the Funds by RSC are generally lower than the fees and expenses charged by Seligman Data Corp. Nevertheless, as a result of the termination of the relationship with Seligman Data Corp., the Funds will incur certain non-recurring charges, including charges relating to Seligman Data Corp.’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges are being incurred over a period of several months beginning January 28, 2009. Fund shareholders would bear their proportionate share of each Fund’s expenses, including the Non-Recurring Charges. For the six months ended March 31, 2009, the amount of Non-Recurring Charges and its percentage of each Fund’s average net assets were as follows:

		% of Average
Fund	Amount	Net Assets

California High-Yield	$15,147	0.04

California Quality	17,736	0.05

Florida	9,173	0.04

North Carolina	5,949	0.05

New Jersey	11,856	0.04

Pennsylvania	6,131	0.05

The amount of Non-Recurring Charges to be incurred from April 1, 2009 to June 12, 2009, is estimated to be 0.10% of each Fund’s net assets as of March 31, 2009.

d.	Directors’ Fees and Expenses — Directors’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Funds’ proportionate share of certain expenses of a company providing limited administrative services to the Funds and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the period from November 7, 2008 through March 31, 2009, $1,841 was paid by the Trust, $461 by the New Jersey Fund and $235 by the Pennsylvania Fund to this company for such services.

The Trust, New Jersey Fund and the Pennsylvania Fund have a compensation arrangement under which directors/trustees who receive fees may elect to defer receiving such fees. Directors/trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman and RiverSource Groups of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at March 31, 2009, are included in accrued expenses and other liabilities as follows:

Fund		Fund

California High-Yield	$552	North Carolina	$454

California Quality	575	New Jersey	549

Florida	507	Pennsylvania	459

Certain officers and directors of the Funds are officers or directors of the Manager, Ameriprise, the Distributor, RiverSource Services, Inc., RSC, and/or Seligman Data Corp.

5.	Committed Line of Credit — The Trust, New Jersey Fund, and Pennsylvania Fund are each participants in a joint $200 million committed line of credit that is shared by substantially all open-end funds previously managed by JWS. Each Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2009, the Funds did not borrow from the credit facility.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term holdings, for the six months ended March 31, 2009, were as follows:

Fund	Purchases	Sales

California High-Yield	$1,050,820	—

California Quality	6,219,873	$3,000,000

Florida	—	858,694

North Carolina	—	505,000

New Jersey	—	2,304,454

Pennsylvania	359,531	—

Notes to Financial Statements (unaudited)

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended March 31, 2009, and will vary from the final tax information as of the Funds’ year end.

At March 31, 2009, each Fund’s cost of investments for federal income tax purposes was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes. The tax basis cost of investments was as follows:

Tax
Fund	Basis Cost

California High-Yield	$35,340,673

California Quality	41,108,441

Florida	20,121,186

North Carolina	12,017,550

New Jersey	26,320,683

Pennsylvania	12,252,938

At March 31, 2009, the tax basis components of accumulated earnings (losses) were as follows:

	California	California		North	New
	High-Yield	Quality	Florida	Carolina	Jersey	Pennsylvania

Gross unrealized appreciation of portfolio securities	$1,059,697	$808,231	$861,684	$908,480	$880,986	$941,692

Gross unrealized depreciation of portfolio securities	(2,146,787)	(1,025,665)	(793,354)	(30,556)	(948,733)	(80,397)

Net unrealized appreciation (depreciation) of portfolio securities	(1,087,090)	(217,434)	68,330	877,924	(67,747)	861,295

Current period undistributed/accumulated net realized gain (loss)	(12,800)	(16,760)	(131,364)	16,678	(77,159)	(1,162)

Total accumulated earnings (losses)	$(1,099,890)	$(234,194)	$(63,034)	$894,602	$(144,906)	$860,133

The tax characterization of distributions paid was as follows:

	Six Months	Year
	Ended	Ended
	3/31/09	9/30/08

Tax-exempt income:

California High-Yield	$719,315	$1,365,363

California Quality	729,197	1,483,342

Florida	427,655	916,758

North Carolina	204,543	429,297

New Jersey	529,287	1,153,533

Pennsylvania	212,058	480,274

Ordinary income:

New Jersey	24,203	—

Long-term capital gains:

California High-Yield	—	72,265

California Quality	150,383	315,424

Florida	—	297,253

North Carolina	17,195	—

New Jersey	125,049	161,292

Pennsylvania	126,218	—

Notes to Financial Statements (unaudited)

8.	Share Transactions — Transactions in Shares of Beneficial Interest (for Funds of the Trust and Pennsylvania Fund) or Capital Stock were as follows:

California High-Yield Fund

	Six Months Ended 3/31/09		Year Ended 9/30/08*

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	260,726	$1,570,678	977,102	$6,327,055

Investment of dividends	70,039	422,386	115,192	749,084

Exchanged from associated funds	2,137	13,036	100,435	655,980

Investment of gain distributions	—	—	6,725	43,981

Total	332,902	2,006,100	1,199,454	7,776,100

Cost of shares repurchased	(446,781)	(2,706,141)	(545,964)	(3,548,942)

Exchanged into associated funds	(40,256)	(240,050)	(28,453)	(186,652)

Total	(487,037)	(2,946,191)	(574,417)	(3,735,594)

Increase (decrease)	(154,135)	$(940,091)	625,037	$4,040,506

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	88,407	$540,289	117,673	$767,711

Investment of dividends	10,589	63,913	11,836	76,859

Exchanged from associated funds	—	—	3,086	19,474

Converted from Class D**	—	—	410,679	2,681,736

Investment of gain distributions	—	—	609	3,990

Total	98,996	604,202	543,883	3,549,770

Cost of shares repurchased	(11,728)	(71,919)	(17,415)	(113,193)

Exchanged into associated funds	(76,735)	(454,620)	(770)	(4,996)

Total	(88,463)	(526,539)	(18,185)	(118,189)

Increase	10,533	$77,663	525,698	$3,431,581

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	9,491	$62,248

Investment of dividends	—	—	3,741	24,436

Investment of gain distributions	—	—	524	3,429

Total	—	—	13,756	90,113

Cost of shares repurchased	—	—	(26,096)	(168,602)

Exchanged into associated funds	—	—	(628)	(4,137)

Converted to Class C**	—	—	(410,679)	(2,681,736)

Total	—	—	(437,403)	(2,854,475)

Decrease	—	—	(423,647)	$(2,764,362)

See footnotes on page 29.

Notes to Financial Statements (unaudited)

California Quality Fund
	Six Months Ended 3/31/09		Year Ended 9/30/08*

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,162,038	$7,093,986	468,866	$3,034,516

Investment of dividends	71,318	432,410	131,681	853,554

Exchanged from associated funds	67,617	414,806	167,450	1,073,193

Investment of gain distributions	16,706	102,410	32,862	213,923

Total	1,317,679	8,043,612	800,859	5,175,186

Cost of shares repurchased	(712,810)	(4,361,345)	(857,186)	(5,555,360)

Exchanged into associated funds	(27,562)	(167,158)	(98,504)	(619,372)

Total	(740,372)	(4,528,503)	(955,690)	(6,174,732)

Increase (decrease)	577,307	$3,515,109	(154,831)	$(999,546)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	116,023	$718,520	67,923	$434,116

Investment of dividends	5,866	35,466	6,931	44,654

Exchanged from associated funds	181,989	1,103,615	1,292	8,297

Converted from Class D**	—	—	298,742	1,932,862

Investment of gain distributions	1,546	9,433	1,758	11,391

Total	305,424	1,867,034	376,646	2,431,320

Cost of shares repurchased	(191,320)	(1,187,614)	(145,142)	(937,696)

Exchanged into associated funds	(7,886)	(49,570)	(842)	(5,371)

Total	(199,206)	(1,237,184)	(145,984)	(943,067)

Increase	106,218	$629,850	230,662	$1,488,253

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	104,446	$670,033

Investment of dividends	—	—	2,364	15,277

Exchanged from associated funds	—	—	88,400	573,714

Investment of gain distributions	—	—	497	3,222

Total	—	—	195,707	1,262,246

Cost of shares repurchased	—	—	(21,538)	(139,565)

Converted to Class C**	—	—	(298,742)	(1,932,862)

Total	—	—	(320,280)	(2,072,427)

Decrease	—	—	(124,573)	$(810,181)

See footnotes on page 29.

Notes to Financial Statements (unaudited)

Florida Fund
	Six Months Ended 3/31/09		Year Ended 9/30/08*

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	65,109	$467,430	33,569	$252,729

Investment of dividends	36,322	257,366	67,115	505,163

Exchanged from associated funds	3,560	25,571	24,898	187,366

Investment of gain distributions	—	—	24,187	182,610

Total	104,991	750,367	149,769	1,127,868

Cost of shares repurchased	(100,388)	(709,541)	(436,689)	(3,278,621)

Exchanged into associated funds	(48,293)	(333,315)	(30,865)	(231,762)

Total	(148,681)	(1,042,856)	(467,554)	(3,510,383)

Decrease	(43,690)	$(292,489)	(317,785)	$(2,382,515)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	34,273	$248,677	10,112	$75,721

Investment of dividends	4,705	33,401	6,845	51,584

Converted from Class D**	—	—	129,626	980,460

Investment of gain distributions	—	—	2,868	21,714

Total	38,978	282,078	149,451	1,129,479

Cost of shares repurchased	(77,506)	(562,018)	(16,397)	(123,723)

Exchanged into associated funds	—	—	(5,127)	(38,969)

Total	(77,506)	(562,018)	(21,524)	(162,692)

Increase (decrease)	(38,528)	$(279,940)	127,927	$966,787

Class D	Shares	Amount	Shares	Amount

Investment of dividends	—	—	1,414	$10,742

Investment of gain distributions	—	—	932	7,059

Total	—	—	2,346	17,801

Cost of shares repurchased	—	—	(2,126)	(15,965)

Exchanged into associated funds	—	—	(2,288)	(17,346)

Converted to Class C**	—	—	(129,626)	(980,460)

Total	—	—	(134,040)	(1,013,771)

Decrease	—	—	(131,694)	$(995,970)

See footnotes on page 29.

Notes to Financial Statements (unaudited)

North Carolina Fund
	Six Months Ended 3/31/09		Year Ended 9/30/08*

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	61,965	$475,976	81,287	$622,846

Investment of dividends	15,588	118,179	31,790	245,089

Exchanged from associated funds	49,351	375,468	5,885	45,023

Investment of gain distributions	1,587	11,950	—	—

Total	128,491	981,573	118,962	912,958

Cost of shares repurchased	(71,210)	(535,658)	(182,211)	(1,403,709)

Exchanged into associated funds	(5,070)	(39,295)	—	—

Total	(76,280)	(574,953)	(182,211)	(1,403,709)

Increase (decrease)	52,211	$406,620	(63,249)	$(490,751)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	95,699	$737,525	16,952	$130,072

Investment of dividends	1,158	8,827	1,065	8,198

Exchanged from associated funds	1,813	13,541	—	—

Converted from Class D**	—	—	62,390	482,897

Investment of gain distributions	112	844	—	—

Total	98,782	760,737	80,407	621,167

Cost of shares repurchased	(33,573)	(255,997)	(25,301)	(193,313)

Increase	65,209	$504,740	55,106	$427,854

Class D	Shares	Amount	Shares	Amount

Investment of dividends	—	—	508	$3,922

Cost of shares repurchased	—	—	(1,611)	(12,410)

Converted to Class C**	—	—	(62,470)	(482,897)

Total	—	—	(64,081)	(495,307)

Decrease	—	—	(63,573)	$(491,385)

See footnotes on page 29.

Notes to Financial Statements (unaudited)

New Jersey Fund
	Six Months Ended 3/31/09		Year Ended 9/30/08*

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	125,577	$843,334	90,465	$652,394

Investment of dividends	52,085	348,433	106,996	770,497

Exchanged from associated funds	25,196	170,509	6,614	47,093

Investment of gain distributions	15,277	103,117	15,966	115,247

Total	218,135	1,465,393	220,041	1,585,231

Cost of shares repurchased	(276,991)	(1,860,404)	(608,282)	(4,355,199)

Exchanged into associated funds	(120,011)	(811,083)	(61,745)	(444,836)

Total	(397,002)	(2,671,487)	(670,027)	(4,800,035)

Decrease	(178,867)	$(1,206,094)	(449,986)	$(3,214,804)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	11,094	$75,342	42,348	$305,327

Investment of dividends	5,265	35,804	7,294	53,248

Exchanged from associated funds	4,775	32,843	13,058	94,407

Converted from Class D**	—	—	98,857	725,007

Investment of gain distributions	1,779	12,204	1,164	8,528

Total	22,913	156,193	162,721	1,186,517

Cost of shares repurchased	(40,037)	(275,864)	(70,905)	(514,811)

Increase (decrease)	(17,124)	$(119,671)	91,816	$671,706

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	35,413	$261,145

Investment of dividends	—	—	1,807	13,272

Exchanged from associated funds	—	—	2,255	16,710

Investment of gain distributions	—	—	466	3,415

Total	—	—	39,941	294,542

Cost of shares repurchased	—	—	(54,281)	(397,201)

Converted to Class C**	—	—	(98,857)	(725,007)

Total	—	—	(153,138)	(1,122,208)

Decrease	—	—	(113,197)	$(827,666)

See footnotes on page 29.

Notes to Financial Statements (unaudited)

Pennsylvania Fund
	Six Months Ended 3/31/09		Year Ended 9/30/08*

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	90,890	$680,550	48,922	$375,772

Investment of dividends	18,687	139,296	40,324	311,358

Exchanged from associated funds	16,218	122,243	14,221	109,499

Investment of gain distributions	12,099	89,532	—	—

Total	137,894	1,031,621	103,467	796,629

Cost of shares repurchased	(148,463)	(1,109,245)	(283,064)	(2,182,918)

Exchanged into associated funds	(35,779)	(270,850)	(4,526)	(34,934)

Total	(184,242)	(1,380,095)	(287,590)	(2,217,852)

Decrease	(46,348)	$(348,474)	(184,123)	$(1,421,223)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	10,415	$74,995	32,683	$250,022

Investment of dividends	502	3,740	1,026	7,899

Exchanged from associated funds	—	—	3,847	29,569

Converted from Class D**	—	—	55,161	425,890

Investment of gain distributions	627	4,628	—	—

Total	11,544	83,363	92,717	713,380

Cost of shares repurchased	(29,430)	(215,750)	(8,785)	(66,742)

Increase (decrease)	(17,886)	$(132,387)	83,932	$646,638

Class D	Shares	Amount	Shares	Amount

Investment of dividends	—	—	66	$509

Cost of shares repurchased	—	—	(690)	(5,405)

Converted to Class C**	—	—	(55,161)	(425,890)

Total	—	—	(55,851)	(431,295)

Decrease	—	—	(55,785)	$(430,786)

*	October 1, 2007 to May 16, 2008, in the case of Class D shares.
**	Effective May 16, 2008, Class D shares converted to Class C shares.

9.	Information Regarding Pending and Settled Legal Proceedings — In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against JWS, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was the Trust, the New Jersey Fund or the Pennsylvania Fund. The settlement payments are reflected in the net asset values of those four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and the Distributor relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment

Notes to Financial Statements (unaudited)

advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an Independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.1 Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Information regarding certain legal proceedings may be found in the RiverSource and Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.1

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

10.	Recent Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133,” which requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

11.	Fund Mergers — On January 8, 2009, the Board approved in principle the mergers of the Florida Fund, the North Carolina Fund, the New Jersey Fund and the Pennsylvania Fund into Seligman National Municipal Fund, a series of Seligman Municipal Fund Series, Inc. Completion of the mergers is subject to approval by shareholders of such Funds. Proxy materials regarding the mergers were distributed to shareholders of the Funds, and Special Meetings of Shareholders to consider such mergers are scheduled for June 2, 2009.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites do not form a part of this report or the Funds’ prospectus or statements of additional information.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges, fees or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

California High-Yield Fund

CLASS A
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$6.18		$6.55			$6.60		$6.62	$6.65			$6.59

Income from Investment Operations:

Net investment income	0.13		0.27			0.28		0.28	0.26			0.28

Net realized and unrealized gain (loss) on investments	(0.07)		(0.36)			(0.06)		(0.02)	0.04			0.06

Total from Investment Operations	0.06		(0.09)			0.22		0.26	0.30			0.34

Less Distributions:

Dividends from net investment income	(0.13)		(0.27)			(0.27)		(0.28)	(0.26)			(0.27)

Distributions from net realized capital gain		—	(0.01)			—		—	(0.07)			(0.01)

Total Distributions	(0.13)		(0.28)			(0.27)		(0.28)	(0.33)			(0.28)

Net Asset Value, End of Period	$6.11		$6.18			$6.55		$6.60	$6.62			$6.65

Total Return	1.03%		(1	.51)%		3.35%		3.99%	4.63%			5.30%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$29,	621	$30,	873	$28,	641	$30,	079	$31,	432	$34,	315

Ratio of expenses to average net assets	1	.01%†	0.92%			0.85%		0.90%	0.92%			0.90%

Ratio of net investment income to average net assets	4	.34%†	4.14%			4.25%		4.26%	3.97%			4.20%

Portfolio turnover rate		—	3.79%			8.03%		—	1.47%			—

Without management fee waiver:*

Ratio of expenses to average net assets	1	.11%†	1.02%			0.95%		1.00%	1.02%			1.00%

Ratio of net investment income to average net assets	4	.24%†	4.04%			4.15%		4.16%	3.87%			4.10%

CLASS C
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$6.18		$6.56			$6.61		$6.63	$6.66			$6.60

Income from Investment Operations:

Net investment income	0.10		0.21			0.22		0.22	0.20			0.22

Net realized and unrealized gain (loss) on investments	(0.06)		(0.37)			(0.06)		(0.02)	0.04			0.06

Total from Investment Operations	0.04		(0.16)			0.16		0.20	0.24			0.28

Less Distributions:

Dividends from net investment income	(0.10)		(0.21)			(0.21)		(0.22)	(0.20)			(0.21)

Distributions from net realized capital gain		—	(0.01)			—		—	(0.07)			(0.01)

Total Distributions	(0.10)		(0.22)			(0.21)		(0.22)	(0.27)			(0.22)

Net Asset Value, End of Period	$6.12		$6.18			$6.56		$6.61	$6.63			$6.66

Total Return	0.73%		(2	.54)%		2.42%		3.06%	3.69%			4.35%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,	413	$5,	402	$2,	281	$2,	649	$2,	475	$2,	964

Ratio of expenses to average net assets	1	.91%†	1.82%			1.75%		1.80%	1.82%			1.80%

Ratio of net investment income to average net assets	3	.44%†	3.24%			3.35%		3.35%	3.07%			3.30%

Portfolio turnover rate		—	3.79%			8.03%		—	1.47%			—

Without management fee waiver:*

Ratio of expenses to average net assets	2	.01%†	1.92%			1.85%		1.90%	1.92%			1.90%

Ratio of net investment income to average net assets	3	.34%†	3.14%			3.25%		3.25%	2.97%			3.20%

See footnotes on page 36.

Financial Highlights (unaudited)

California Quality Fund

CLASS A
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$6.13		$6.57		$6.69			$6.79		$6.89		$6.88

Income from Investment Operations:

Net investment income	0.12		0.26		0.28			0.28		0.28		0.28

Net realized and unrealized loss on investments	0.10		(0.40)		(0.12)			(0.07)		(0.02)		—

Total from Investment Operations	0.22		(0.14)		0.16			0.21		0.26		0.28

Less Distributions:

Dividends from net investment income	(0.12)		(0.25)		(0.27)			(0.28)		(0.27)		(0.27)

Distributions from net realized capital gain	(0.02)		(0.05)		(0.01)			(0.03)		(0.09)		—

Total Distributions	(0.14)		(0.30)		(0.28)			(0.31)		(0.36)		(0.27)

Net Asset Value, End of Period	$6.21		$6.13		$6.57			$6.69		$6.79		$6.89

Total Return	3.65%		(2	.26)%	2.51%			3.14%		3.90%		4.23%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$38,	148	$34,	123	$37,	598	$42,	495	$47,	186	$51,	395

Ratio of expenses to average net assets	1	.08%†	0.99%		0.92%			0.94%		0.94%		0.93%

Ratio of net investment income to average net assets	3	.83%†	3.97%		4.17%			4.19%		4.04%		4.06%

Portfolio turnover rate	8.39%		13.20%		4.66%			—		—		0.86%

CLASS C
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$6.10		$6.54		$6.66			$6.76		$6.87		$6.85

Income from Investment Operations:

Net investment income	0.09		0.20		0.22			0.22		0.21		0.22

Net realized and unrealized gain (loss) on investments	0.10		(0.40)		(0.12)			(0.07)		(0.02)		0.01

Total from Investment Operations	0.19		(0.20)		0.10			0.15		0.19		0.23

Less Distributions:

Dividends from net investment income	(0.09)		(0.19)		(0.21)			(0.22)		(0.21)		(0.21)

Distributions from net realized capital gain	(0.02)		(0.05)		(0.01)			(0.03)		(0.09)		—

Total Distributions	(0.11)		(0.24)		(0.22)			(0.25)		(0.30)		(0.21)

Net Asset Value, End of Period	$6.18		$6.10		$6.54			$6.66		$6.76		$6.87

Total Return	3.20%		(3	.15)%	1.60%			2.23%		2.84%		3.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,	565	$2,	872	$1,	570	$1,	921	$3,	259	$4,	783

Ratio of expenses to average net assets	1	.98%†	1.89%		1.82%			1.84%		1.84%		1.83%

Ratio of net investment income to average net assets	2	.93%†	3.07%		3.27%			3.29%		3.13%		3.16%

Portfolio turnover rate	8.39%		13.20%		4.66%			—		—		0.86%

See footnotes on page 36.

Financial Highlights (unaudited)

Florida Fund

CLASS A
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$7.11		$7.66		$7.77		$7.92		$8.00		$8.08

Income from Investment Operations:

Net investment income	0.15		0.30		0.33		0.33		0.33		0.32

Net realized and unrealized gain (loss) on investments	0.14		(0.46)		(0.11)		(0.11)		(0.08)		(0.06)

Total from Investment Operations	0.29		(0.16)		0.22		0.22		0.25		0.26

Less Distributions:

Dividends from net investment income	(0.15)		(0.30)		(0.32)		(0.32)		(0.32)		(0.32)

Distributions from net realized capital gain		—	(0.09)		(0.01)		(0.05)		(0.01)		(0.02)

Total Distributions	(0.15)		(0.39)		(0.33)		(0.37)		(0.33)		(0.34)

Net Asset Value, End of Period	$7.25		$7.11		$7.66		$7.77		$7.92		$8.00

Total Return	4.13%		(2	.31)%	2.88%		2.86%		3.17%		3.26%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$18,557		$18,	510	$22,	372	$25,	750	$29,	298	$32,	470

Ratio of expenses to average net assets	1	.18%†	1.05%		0.99%		1.00%		0.98%		0.99%

Ratio of net investment income to average net assets	4	.30%†	4.01%		4.23%		4.20%		4.11%		4.05%

Portfolio turnover rate	—		9.43%		18.37%		5.12%		—		—

Without management fee waiver:*

Ratio of expenses to average net assets	1	.33%†	1.20%		1.14%		1.15%		1.13%		1.14%

Ratio of net investment income to average net assets	4	.15%†	3.86%		4.08%		4.05%		3.96%		3.90%

CLASS C
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$7.13		$7.67		$7.79		$7.93		$8.02		$8.09

Income from Investment Operations:

Net investment income	0.12		0.25		0.27		0.27		0.27		0.26

Net realized and unrealized gain (loss) on investments	0.14		(0.47)		(0.12)		(0.09)		(0.09)		(0.05)

Total from Investment Operations	0.26		(0.22)		0.15		0.18		0.18		0.21

Less Distributions:

Dividends from net investment income	(0.12)		(0.23)		(0.26)		(0.27)		(0.26)		(0.26)

Distributions from net realized capital gain		—	(0.09)		(0.01)		(0.05)		(0.01)		(0.02)

Total Distributions	(0.12)		(0.32)		(0.27)		(0.32)		(0.27)		(0.28)

Net Asset Value, End of Period	$7.27		$7.13		$7.67		$7.79		$7.93		$8.02

Total Return	3.73%		(2	.97)%	1.98%		2.22%		2.27%		2.61%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,617		$2,	841	$2,	076	$3,	171	$3,	907	$4,	683

Ratio of expenses to average net assets	1	.93%†	1.80%		1.74%		1.75%		1.73%		1.74%

Ratio of net investment income to average net assets	3	.55%†	3.26%		3.48%		3.45%		3.36%		3.30%

Portfolio turnover rate	—		9.43%		18.37%		5.12%		—		—

Without management fee waiver:*

Ratio of expenses to average net assets	2	.08%†	1.95%		1.89%		1.90%		1.88%		1.89%

Ratio of net investment income to average net assets	3	.40%†	3.11%		3.33%		3.30%		3.21%		3.15%

See footnotes on page 36.

Financial Highlights (unaudited)

North Carolina Fund

CLASS A
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$7.42		$7.68		$7.86		$7.94			$8.05	$8.14

Income from Investment Operations:

Net investment income	0.12		0.26		0.27		0.27			0.29	0.29

Net realized and unrealized gain (loss) on investments	0.33		(0.27)		(0.12)		(0.02)			(0.10)	(0.07)

Total from Investment Operations	0.45		(0.01)		0.15		0.25			0.19	0.22

Less Distributions:

Dividends from net investment income	(0.12)		(0.25)		(0.26)		(0.27)			(0.28)	(0.28)

Distributions from net realized capital gain	(0.01)			—	(0.07)		(0.06)			(0.02)	(0.03)

Total Distributions	(0.13)		(0.25)		(0.33)		(0.33)			(0.30)	(0.31)

Net Asset Value, End of Period	$7.74		$7.42		$7.68		$7.86			$7.94	$8.05

Total Return	6.10%		(0	.19)%	1.95%		3.14%			2.45%	2.82%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12,	822	$11,	901	$12,	799	$15,	471	$16,	781	$19,	856

Ratio of expenses to average net assets	1	.39%†	1.38%		1.29%		1.28%			1.24%	1.19%

Ratio of net investment income to average net assets	3	.25%†	3.39%		3.46%		3.51%			3.60%	3.55%

Portfolio turnover rate	—		2.86%		5.17%		29.32%			—	7.93%

CLASS C
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007	2006		2005		2004

Net Asset Value, Beginning of Period	$7.42			$7.67	$7.86	$7.94			$8.04	$8.13

Income from Investment Operations:

Net investment income	0.09			0.20	0.21	0.22			0.23	0.22

Net realized and unrealized loss on investments	0.33			(0.26)	(0.13)	(0.03)			(0.09)	(0.06)

Total from Investment Operations	0.42			(0.06)	0.08	0.19			0.14	0.16

Less Distributions:

Dividends from net investment income	(0.09)			(0.19)	(0.20)	(0.21)			(0.22)	(0.22)

Distributions from net realized capital gain	(0.01)			—	(0.07)	(0.06)			(0.02)	(0.03)

Total Distributions	(0.10)			(0.19)	(0.27)	(0.27)			(0.24)	(0.25)

Net Asset Value, End of Period	$7.74			$7.42	$7.67	$7.86			$7.94	$8.04

Total Return	5.71%		(0	.87)%	1.06%	2.37%			1.82%	2.06%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,	407		$865	$471	$1,	142	$1,	414	$3,	012

Ratio of expenses to average net assets	2	.14%†		2.13%	2.04%	2.03%			1.99%	1.94%

Ratio of net investment income to average net assets	2	.50%†		2.64%	2.71%	2.76%			2.85%	2.80%

Portfolio turnover rate	—			2.86%	5.17%	29.32%			—	7.93%

See footnotes on page 36.

Financial Highlights (unaudited)

New Jersey Fund

CLASS A
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$6.83		$7.28		$7.37		$7.49		$7.54			$7.60

Income from Investment Operations:

Net investment income	0.13		0.27		0.29		0.30		0.30			0.29

Net realized and unrealized loss on investments	0.07		(0.42)		(0.07)		(0.08)		(0.04)			(0.05)

Total from Investment Operations	0.20		(0.15)		0.22		0.22		0.26			0.24

Less Distributions:

Dividends from net investment income	(0.13)		(0.26)		(0.29)		(0.30)		(0.30)			(0.29)

Distributions from net realized capital gain	(0.04)		(0.04)		(0.02)		(0.04)		(0.01)			(0.01)

Total Distributions	(0.17)		(0.30)		(0.31)		(0.34)		(0.31)			(0.30)

Net Asset Value, End of Period	$6.86		$6.83		$7.28		$7.37		$7.49			$7.54

Total Return	2.96%		(2	.23)%	3.04%		2.99%		3.40%			3.28%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$24,	564	$25,	680	$30,	619	$32,	449	$35,	209	$43,	324

Ratio of expenses to average net assets	1	.34%†	1.25%		1.17%		1.15%		1.20%			1.13%

Ratio of net investment income to average net assets	3	.99%†	3.75%		4.00%		4.03%		3.95%			3.91%

Portfolio turnover rate		—	8.46%		21.67%		4.39%		2.53%			—

CLASS C
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$6.94		$7.38		$7.47		$7.59		$7.64			$7.69

Income from Investment Operations:

Net investment income	0.11		0.22		0.24		0.24		0.24			0.24

Net realized and unrealized loss on investments	0.07		(0.42)		(0.08)		(0.08)		(0.04)			(0.04)

Total from Investment Operations	0.18		(0.20)		0.16		0.16		0.20			0.20

Less Distributions:

Dividends from net investment income	(0.11)		(0.20)		(0.23)		(0.24)		(0.24)			(0.24)

Distributions from net realized capital gain	(0.04)		(0.04)		(0.02)		(0.04)		(0.01)			(0.01)

Total Distributions	(0.15)		(0.24)		(0.25)		(0.28)		(0.25)			(0.25)

Net Asset Value, End of Period	$6.97		$6.94		$7.38		$7.47		$7.59			$7.64

Total Return	2.52%		(2	.87)%	2.22%		2.17%		2.57%			2.58%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,	822	$2,	927	$2,	435	$3,	289	$3,	453	$3,	659

Ratio of expenses to average net assets	2	.09%†	2.00%		1.92%		1.91%		1.96%			1.90%

Ratio of net investment income to average net assets	3	.24%†	3.00%		3.25%		3.28%		3.19%			3.14%

Portfolio turnover rate		—	8.46%		21.67%		4.39%		2.53%			—

See footnotes on page 36.

Financial Highlights (unaudited)

Pennsylvania Fund

CLASS A
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007		2006		2005		2004

Net Asset Value, Beginning of Period	$7.40		$7.72			$7.84	$7.93		$8.03		$8.09

Income from Investment Operations:

Net investment income	0.11		0.26			0.27	0.27		0.28		0.27

Net realized and unrealized gain (loss) on investments	0.28		(0.32)			(0.14)	(0.04)		(0.10)		(0.05)

Total from Investment Operations	0.39		(0.06)			0.13	0.23		0.18		0.22

Less Distributions:

Dividends from net investment income	(0.12)		(0.26)			(0.25)	(0.26)		(0.27)		(0.27)

Distributions from net realized capital gain	(0.07)			—		—	(0.06)		(0.01)		(0.01)

Total Distributions	(0.19)		(0.26)			(0.25)	(0.32)		(0.28)		(0.28)

Net Asset Value, End of Period	$7.60		$7.40			$7.72	$7.84		$7.93		$8.03

Total Return	5.34%		(0	.91)%		1.69%	3.02%		2.34%		2.72%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12,	448	$12,	467	$14,	428	$16	,906	$18,	548	$19,	721

Ratio of expenses to average net assets	1	.73%†	1.49%			1.35%	1.43%		1.48%		1.36%

Ratio of net investment income to average net assets	3	.01%†	3.42%			3.50%	3.45%		3.54%		3.32%

Portfolio turnover rate		—	11.29%			—	2.98%		18.95%		5.34%

CLASS C
	Six Months
	Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008		2007	2006	2005	2004

Net Asset Value, Beginning of Period	$7.39		$7.70		$7.82	$7.91	$8.01	$8.07

Income from Investment Operations:

Net investment income	0.08		0.21		0.21	0.21	0.22	0.21

Net realized and unrealized gain (loss) on investments	0.28		(0.33)		(0.14)	(0.04)	(0.10)	(0.05)

Total from Investment Operations	0.36		(0.12)		0.07	0.17	0.12	0.16

Less Distributions:

Dividends from net investment income	(0.09)		(0.19)		(0.19)	(0.20)	(0.21)	(0.21)

Distributions from net realized capital gain	(0.07)			—	—	(0.06)	(0.01)	(0.01)

Total Distributions	(0.16)		(0.19)		(0.19)	(0.26)	(0.22)	(0.22)

Net Asset Value, End of Period	$7.59		$7.39		$7.70	$7.82	$7.91	$8.01

Total Return	4.96%		(1	.59)%	0.94%	2.26%	1.58%	1.96%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,051		$1,	154	$557	$785	$913	$1,	100

Ratio of expenses to average net assets	2	.48%†	2.24%		2.11%	2.18%	2.23%	2.11%

Ratio of net investment income to average net assets	2	.26%†	2.67%		2.74%	2.70%	2.79%	2.57%

Portfolio turnover rate		—	11.29%		—	2.98%	18.95%	5.34%

†	Annualized except for the Non-Recuring Charges (note 4c) which have not been annualized, as they represent a one-time occurrence.
*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Fund and Florida Fund (Note 4a).
**	Date of conversion to Class C shares.

See Notes to Financial Statements.

Proxy Results

Shareholders of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series voted on two proposals at Special Meetings of Shareholders held on November 3, 2008. Shareholders voted in favor of each of the proposals. The description of each proposal and number of shares voted are as follows:

Proposal 1
To consider and vote upon the proposed Investment Management Services Agreement with RiverSource Investments, LLC:

Seligman Municipal Series Trust:

California High-Yield Fund
For	Against	Abstain

2,530,285.689	192,468.110	141,283.953

California Quality Fund
For	Against	Abstain

2,744,768.210	160,994.776	185,441.425

Florida Fund
For	Against	Abstain

1,636,690.350	36,075.000	53,483.184

North Carolina Fund
For	Against	Abstain

1,020,609.304	46,124.233	37,652.613

Seligman New Jersey Municipal Fund, Inc.
For	Against	Abstain

2,026,820.313	62,657.608	29,986.320

Seligman Pennsylvania Municipal Fund Series
For	Against	Abstain

1,050,505.700	36,256.326	19,022.124

Proposal 2
To elect 10 directors/trustees to the Boards:

Seligman Municipal Series Trust
	For	Withheld

Kathleen Blatz	10,298,999.893	559,520.954

Arne H. Carlson	10,272,412.616	586,108.231

Pamela G. Carlton	10,289,424.664	569,096.183

Patricia M. Flynn	10,296,254.371	562,266.476

Anne P. Jones	10,294,921.038	563,599.809

Jeffrey Laikind	10,288,091.331	570,429.516

Stephen R. Lewis, Jr.	10,286,673.914	571,846.933

Catherine James Paglia	10,288,007.247	570,513.600

Alison Taunton-Rigby	10,231,269.146	627,251.701

William F. Truscott	10,288,822.780	569,698.067

Seligman New Jersey Municipal Fund, Inc.
	For	Withheld

Kathleen Blatz	2,602,730.095	52,759.146

Arne H. Carlson	2,602,730.095	52,759.146

Pamela G. Carlton	2,597,484.095	58,005.146

Patricia M. Flynn	2,602,730.095	52,759.146

Anne P. Jones	2,602,730.095	52,759.146

Jeffrey Laikind	2,597,484.095	58,005.146

Stephen R. Lewis, Jr.	2,597,484.095	58,005.146

Catherine James Paglia	2,602,730.095	52,759.146

Alison Taunton-Rigby	2,602,730.095	52,759.146

William F. Truscott	2,597,484.095	58,005.146

Seligman Pennsylvania Municipal Fund Series
	For	Withheld

Kathleen Blatz	1,341,138.192	32,791.958

Arne H. Carlson	1,335,331.376	38,598.774

Pamela G. Carlton	1,341,138.192	32,791.958

Patricia M. Flynn	1,341,138.192	32,791.958

Anne P. Jones	1,341,138.192	32,791.958

Jeffrey Laikind	1,335,331.376	38,598.774

Stephen R. Lewis, Jr.	1,335,331.376	38,598.774

Catherine James Paglia	1,341,138.192	32,791.958

Alison Taunton-Rigby	1,341,138.192	32,791.958

William F. Truscott	1,335,331.376	38,598.774

Additional Fund Information

Manager
From November 7, 2008
RiverSource Investments, LLC
200 Ameriprise Financial Center
Minneapolis, MN 55474

Until November 6, 2008
J. & W. Seligman & Co.
Incorporated
100 Park Avenue
New York, NY 10017

General Distributor
RiverSource Fund Distributors, Inc.
(formerly Seligman Advisors, Inc.)
50611 Ameriprise Financial Center
Minneapolis, MN 55474

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries To:
P.O. Box 9759
Providence, RI 02940-9759

Important Telephone Numbers
(800) 221-2450 Shareholder Services

(800) 445-1777 Retirement Plan Services

(212) 682-7600 Outside the United States

(800) 622-4597	24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 874-1092 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 874-1092 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Funds’ independent registered public accounting firm for the 2009 fiscal year. A majority of the Funds’ Board of Directors/Trustees, including a majority of the Independent Directors/Trustees, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm’s report on the Funds’ financial statements for the year ended September 30, 2008 and the year ended September 30, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

Go paperless — sign up for E-Delivery at www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest/Capital Stock of each fund of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series, which contains information about the investment objectives, risks, charges and expenses of the Funds, each of which should be considered carefully before investing or sending money.

TEB3 3/09

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	INVESTMENTS.
(a)	Schedule I — Investments in securities of unaffiliated issuers. Included in Item 1 above.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Board Governance Committee (the “Committee”) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the Committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting held. The Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The Committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The Committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By:	/S/ PATRICK T. BANNIGAN Patrick T. Bannigan
President and Chief Executive Officer
Date: June 8, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN Patrick T. Bannigan
President and Chief Executive Officer
Date: June 8, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer
Date: June 8, 2009

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.